Revenues (Disaggregated Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 14,917	$ 14,321	$ 13,041
Remaining performance obligation	91
Freight [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,198	13,548	12,293
Petroleum And Chemicals [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,052	2,660	2,208
Metals And Minerals [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,643	1,689	1,523
Forest Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,808	1,886	1,788
Coal [Member]
Disaggregation of Revenue [Line Items]
Revenues	658	661	535
Grain And Fertilizers [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,392	2,357	2,214
Intermodal [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,787	3,465	3,200
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenues	858	830	825
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 719	$ 773	$ 748